As filed with the U.S. Securities and
Exchange Commission on July 23, 2013
File Nos. 2-79722 and 811-3578

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 31	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 43	[ X ]

AQUILA FUNDS TRUST*
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)

(212) 697-6666
(Registrant's Telephone Number)
Diana P. Herrmann
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:

Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
[ X ]	This post-effective amendment designates a new effective date for a previous post-effective amendment.

It is proposed that this filing will become effective on August 21, 2013 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

*This filing relates solely to Aquila Three Peaks Opportunity Growth Fund, a new series of the Registrant.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-79722) and Amendment No. 42 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-3578) pursuant to Rule 485(a) on May 9, 2013 (Accession Number 0000707800-13-000038) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until August 21, 2013.

AQUILA FUNDS TRUST
PART C: OTHER INFORMATION

ITEM 28 Exhibits:

(a)		Supplemental Declaration of Trust (ix)

(b)		By-laws (ii)

(c)		See Supplemental Declaration of Trust and By-laws filed under Items 28(a) and 28(b)
(d)	(i)	Advisory and Administration Agreement - Aquila Three Peaks High Income Fund (v)

	(ii)	Sub-Advisory Agreement - Aquila Three Peaks High Income Fund (v)

	(iii)	Advisory and Administration Agreement - Aquila Three Peaks Opportunity Growth Fund (ix)
	(iv)	Sub-Advisory Agreement - Aquila Three Peaks Opportunity Growth Fund (ix)

	(v)	Expense Limitation and Recoupment Agreement - Aquila Three Peaks Opportunity Growth Fund (ix)

(e)	(i)	Distribution Agreement - Aquila Three Peaks High Income Fund (i)

	(ii)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Three Peaks High Income Fund (i)

	(iii)	Sales Agreement for Brokerage Firms) (i)

	(iv)	Sales Agreement for Financial Institutions) (i)

	(v)	Shareholder Services Agreement - Aquila Three Peaks High Income Fund (i)

	(vi)	Distribution Agreement - Aquila Three Peaks Opportunity Growth Fund (ix)

	(vii)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Three Peaks Opportunity Growth Fund (ix)

	(viii)	Shareholder Services Agreement - Aquila Three Peaks Opportunity Growth Fund (ix)

(f)		Not applicable

(g)	(i)	Custody Agreement - Aquila Three Peaks High Income Fund (i)

	(ii)	Custody Agreement - Aquila Three Peaks Opportunity Growth Fund (ix)

(h)	(i)	Transfer Agency Agreement - Aquila Three Peaks High Income Fund (i)

	(ii)	Transfer Agency Agreement - Aquila Three Peaks Opportunity Growth Fund (ix)

	(iii)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Aquila Three Peaks Opportunity Growth Fund (ix)

(i)	(i)	Opinion of Counsel - Aquila Three Peaks High Income Fund (iii)

	(i)	Opinion of Counsel - Aquila Three Peaks Opportunity Growth Fund (x)

(j)		Consent of Independent Registered Public Accounting Firm (x)

(k)		Not applicable

(l)		Not applicable

(m)	(i)	Distribution Plan - Aquila Three Peaks High Income Fund (i)

	(ii)	Shareholder Services Plan - Aquila Three Peaks High Income Fund (i)

	(iii)	Distribution Plan - Aquila Three Peaks Opportunity Growth Fund (ix)

	(iv)	Shareholder Services Plan - Aquila Three Peaks Opportunity Growth Fund (ix)

(n)	(i)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Three Peaks High Income Fund (vi)

	(ii)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Three Peaks Opportunity Growth Fund (ix)

(o)		Reserved

(p)	(i)	Code of Ethics of the Trust (ii)

	(ii)	Code of Ethics of the Manager (vi)

	(iii)	Code of Ethics of the Sub-Adviser (ii)

N/A		Powers of Attorney (viii)

(i)		Filed as an exhibit to Registrant's Post-Effective Amendment No. 19 dated June 1, 2006 and incorporated herein by reference.

(ii)		Filed as an exhibit to Registrant's Post-Effective Amendment No. 20 dated April 27, 2007 and incorporated herein by reference.

(iii)		Filed as an exhibit to Registrant's Post-Effective Amendment No. 21 dated April 29, 2008 and incorporated herein by reference.

(iv)		Filed as an exhibit to Registrant's Post-Effective Amendment No. 22 dated April 29, 2009 and incorporated herein by reference.

(v)		Filed as an exhibit to Registrant's Post-Effective Amendment No. 23 dated April 29, 2010 and incorporated herein by reference.

(vi)		Filed as an exhibit to Registrant's Post-Effective Amendment No. 24 dated April 28, 2011 and incorporated herein by reference.

(vii)		Filed as an exhibit to Registrant's Post-Effective Amendment No. 26 dated April 24, 2012 and incorporated herein by reference.

(viii)		Filed as an exhibit to Registrant's Post-Effective Amendment No. 28 dated April 18, 2013 and incorporated herein by reference.

(ix)		Filed as an exhibit to Registrant's Registration Statement on Form N-14 dated April 22, 2013 and incorporated herein by reference.

(x)		To be added by amendment.

ITEM 29. Persons Controlled By Or Under Common Control With Registrant

None.

ITEM 30. Indemnification

Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Supplemental Declaration of Trust Amending and Restating the Declaration of Trust, filed as an exhibit to Registrant's Registration Statement on Form N-14 dated April 22, 2013, is incorporated herein by reference.  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. Business & Other Connections of Investment Adviser

The business and other connections of Aquila Investment Management LLC, the Funds' Investment Adviser and Administrator are set forth in the prospectus (Part A).  For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

The Funds’ Sub-Adviser, Three Peaks Capital Management, LLC, is an SEC-registered investment adviser located at 3750 Dacoro Lane, Suite 100, Castle Rock, CO 80109.  It currently has over $1.2 billion assets under management.  The business and other connections of the Sub-Adviser are set forth in the prospectus (Part A); the business and other connections of Sandy Rufenacht, the founder, principal and Chief Investment Officer of the Sub-Adviser, are set forth in the Statement of Additional Information (Part B). For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

ITEM 32. Principal Underwriters

(a)           Aquila Distributors, Inc. serves as principal underwriter to the following Funds: Aquila Three Peaks Opportunity Growth Fund, Aquila Three Peaks High Income Fund, Aquila Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Aquila Narragansett Tax- Free Income Fund, Aquila Tax-Free Fund For Utah, Aquila Tax-Free Fund of Colorado, Aquila Tax-Free Trust of Arizona and Tax-Free Trust of Oregon.

(b)           For information about the directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange Act of 1934.

(c)           Not applicable.

ITEM 33. Location of Accounts and Records

All such accounts, books, and other documents are maintained by the adviser, the administrator, the sub-adviser, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectus and Statement of Additional Information.

ITEM 34. Management Services

Not applicable.

ITEM 35. Undertakings

If requested to do so by the holders of 10% of the Fund's outstanding shares, the Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

The Registrant undertakes to provide to any person to whom the Prospectus is delivered a copy of its most recent annual report upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 22nd day of July, 2013.

AQUILA FUNDS TRUST
(Registrant)

By: /s/ Diana P. Herrmann
Diana P. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on July 22, 2013.

SIGNATURE	TITLE

/s/ Diana P. Herrmann
Diana P. Herrmann	Trustee, Chair of the Board and President

/s/ Tucker Hart Adams *
Tucker Hart Adams	Trustee

/s/ John M. Burlingame *
John M. Burlingame	Trustee

/s/ Gary C. Cornia *
Gary C. Cornia	Trustee

/s/ Grady Gammage, Jr. *
Grady Gammage, Jr.	Trustee

/s/ Theodore T. Mason *
Theodore T. Mason	Trustee

/s/ Glenn P. O’Flaherty *
Glenn P. O’Flaherty	Lead Independent Trustee

/s/ Russell K. Okata *
Russell K. Okata	Trustee

/s/ John J. Partridge*
John J. Partridge	Trustee

/s/ Joseph P. DiMaggio
Joseph P. DiMaggio	Chief Financial Officer and Treasurer

* By:            /s/ Diana P. Herrmann
Diana P. Herrmann
*Attorney-in-Fact, pursuant to Power of Attorney